Investment Risks	May 01, 2026
Boston Trust Asset Management Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Asset Management Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Asset Management Fund | Small and Mid Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Asset Management Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The value of the Fund’s fixed income securities may fluctuate in response to changes in prevailing interest rates. Generally, when interest rates rise or fluctuate, the value of fixed income securities declines, which may lead to increased volatility and potential loss of value. Securities with greater interest rate sensitivity and longer maturities typically offer higher yields but are also more susceptible to price fluctuations due to changes in interest rates.

Boston Trust Asset Management Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio.
Boston Trust Asset Management Fund | Government Risk
Prospectus [Line Items]
Risk [Text Block]

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Boston Trust Asset Management Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards.

Boston Trust Asset Management Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Asset Management Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Boston Trust Asset Management Fund | Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Asset Management Fund | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Boston Trust Asset Management Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Asset Management Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Equity Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Equity Fund | Small and Mid Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Equity Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Boston Trust Equity Fund | Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Equity Fund | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Boston Trust Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Midcap Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Midcap Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Midcap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Midcap Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Boston Trust Midcap Fund | Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Midcap Fund | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Boston Trust Midcap Fund | Mid Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Midcap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Midcap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust SMID Cap Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust SMID Cap Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust SMID Cap Fund | Small and Mid Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust SMID Cap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust SMID Cap Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Boston Trust SMID Cap Fund | Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust SMID Cap Fund | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Boston Trust SMID Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust SMID Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Walden Balanced Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden Balanced Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden Balanced Fund | Small and Mid Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden Balanced Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The value of the Fund’s fixed income securities may fluctuate in response to changes in prevailing interest rates. Generally, when interest rates rise or fluctuate, the value of fixed income securities declines, which may lead to increased volatility and potential loss of value. Securities with greater interest rate sensitivity and longer maturities typically offer higher yields but are also more susceptible to price fluctuations due to changes in interest rates.

Boston Trust Walden Balanced Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio.
Boston Trust Walden Balanced Fund | Government Risk
Prospectus [Line Items]
Risk [Text Block]

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Boston Trust Walden Balanced Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards.

Boston Trust Walden Balanced Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Walden Balanced Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Boston Trust Walden Balanced Fund | Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden Balanced Fund | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Boston Trust Walden Balanced Fund | ESG Screening Criteria Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden Balanced Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Walden Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden Equity Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden Equity Fund | Small and Mid Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Walden Equity Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Boston Trust Walden Equity Fund | Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden Equity Fund | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Boston Trust Walden Equity Fund | ESG Screening Criteria Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Walden Midcap Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden Midcap Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden Midcap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Walden Midcap Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Boston Trust Walden Midcap Fund | Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden Midcap Fund | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Boston Trust Walden Midcap Fund | Mid Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden Midcap Fund | ESG Screening Criteria Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden Midcap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden Midcap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Walden SMID Cap Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden SMID Cap Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden SMID Cap Fund | Small and Mid Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden SMID Cap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Walden SMID Cap Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Boston Trust Walden SMID Cap Fund | Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden SMID Cap Fund | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Boston Trust Walden SMID Cap Fund | ESG Screening Criteria Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden SMID Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden SMID Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Walden Small Cap Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden Small Cap Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden Small Cap Fund | Small and Mid Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden Small Cap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Walden Small Cap Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Boston Trust Walden Small Cap Fund | Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden Small Cap Fund | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Boston Trust Walden Small Cap Fund | ESG Screening Criteria Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden Small Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Walden International Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden International Equity Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden International Equity Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards.

Boston Trust Walden International Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Adviser may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Boston Trust Walden International Equity Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Integration: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Boston Trust Walden International Equity Fund | Active Ownership Risk
Prospectus [Line Items]
Risk [Text Block]

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden International Equity Fund | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Boston Trust Walden International Equity Fund | Mid Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden International Equity Fund | ESG Screening Criteria Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden International Equity Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency and can result in a loss to the Fund.

Boston Trust Walden International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden International Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.